Related party transactions	12 Months Ended
Mar. 31, 2015
Related party transactions
Related party transactions

10. Related party transactions

The following table provides the balances with related parties as of March 31:

Due from related parties, current:

	2015	2014
Receivable from related parties	$921	$1,144
Loan due from related party	50	50
Loans due from employees	150	86

Total due from related parties, current	$1,121	$1,280

Due to related parties, current:

	2015	2014
Payable to related parties	508	144

Total due to related parties, current	$508	$144

The Group guaranteed $3,710 and $8,582 of short-term debt of IBS Group's other subsidiaries at March 31, 2015 and 2014.

In the ordinary course of business, the Group provides services to and purchases goods (computers and related components) and services (rent, professional, marketing, outstaffing and management services) from IBS Group subsidiaries and affiliated companies.

The goods and services include software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

Sales of services included software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

Below are the turnovers of related parties:

	For the years ended March 31,
	2015	2014	2013
Sales of services	3,618	4,522	12,273
Purchase of goods	947	1,548	658
Purchase of services	1,620	527	486